Concentrations (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of Concentration of Revenue

During the three months ended October 31, 2022 and 2021 the Company’s concentration of revenue is as follows:

	For the Three Months Ended
	October 31, 2022	October 31, 2021

Customer
A	28%	* %
B	13%	23%
C	8%	13%
D	7%	* %
E	5%	29%

Notes:

*	% - Not a customer during the period

A - These amounts are sales from Chef Inspiration Foods, a related party.

For the three months ended October 31, 2022, the largest 3 customers represent 28%, 13% and 8% totaling 49% of gross sales with the largest 5 customers representing 61% of gross sales in the same period. For the three months ended October 31, 2021, the three largest customers represented 29%, 23% and 13% totaling 65% of gross sales.

During the nine months ended October 31, 2022 and 2021 the Company’s concentration of revenue is as follows:

	For the Nine Months Ended
	October 31, 2022	October 31, 2021

Customer
A	26%	* %
B	13%	20%
C	10%	32%
D	7%	* %
E	6%	11%

Notes:

*	% - Not a customer during the period

A - These amounts are sales from Chef Inspiration Foods, a related party.